S000004328 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Real Estate Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.86%	3.04%	5.66%
iShares U.S. Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	2.71%	5.26%
Performance Inception Date					Jun. 12, 2000
iShares U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.60%	1.76%	4.00%
iShares U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.74%	3.60%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through January 24, 2021, reflect the performance of the Dow Jones U.S. Real Estate Index. Index returns beginning on January 25, 2021, reflect the performance of the Dow Jones U.S. Real Estate Capped Index.